NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                          NATIONS LIFEGOAL FUNDS, INC.
                       (collectively, the "Nations Funds")
                        Supplement dated January 3, 2000
         to Prospectuses dated August 1, October 1 or November 15, 1999

     PLEASE TAKE NOTE of the following changes to your Nations Funds prospectus. This supplement is in addition to any supplements you may have previously received.


                               MONEY MARKET FUNDS
                               ------------------

A. The prospectuses for the Money Market Funds are supplemented by deleting the paragraph in the "Principal Investment Strategies" section of each Fund's description -- "The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI." -- and inserting the following for the respective Fund:

      1. Nations Prime Fund, Nations Cash Reserves and Nations Money Market
        Reserves: Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors and may engage in reverse repurchase agreements.

      2. Nations Treasury Fund, Nations Treasury Reserves, Nations Tax-Exempt Fund, Nations Municipal Reserves, Nations Government Reserves, Nations Government Money Market Fund and Nations California Tax-Exempt
        Reserves: Although not part of its principal investment strategies, the Fund may also lend its portfolios securities to qualified institutional investors.

B. The prospectuses for the Capital, Liquidity and Adviser Class Shares of Nations Reserves Money Market Funds are hereby supplemented by:

      1. deleting the first bullet point in the section entitled "About your investment -- How orders are processed" and inserting the following:

      o 5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves, except:

         o Orders must be received for Nations Money Market Reserves and Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by these Funds

         o Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

      2. deleting the third bullet point sentence in the section entitled "About your investment -- Buying shares," and inserting the following:

         o 5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves, except:

         o Payment must be received for Nations Money Market Reserves and Nations Treasury Reserves by 4:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by these Funds

         o Payment must be received for Nations Cash Reserves by 4:00 p.m. Eastern time on the last business day of the calendar year

C. The prospectuses for each of the Money Market Funds are hereby supplemented by:

     1. Changing the references in the second call-out sentence and corresponding paragraph under the section entitled "How the Funds are managed -- Other service providers," and all corresponding references throughout the prospectuses, from First Data Investor Services Group, Inc. ("First Data") to PFPC Inc. ("PFPC") and the listed address to 400 Bellevue Parkway, Wilmington, Delaware 19809.


NF-2000-01

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2. Changing all references throughout the prospectuses from TradeStreet
   Investment Associates, Inc. ("TradeStreet") to Banc of America Capital Management, Inc. ("BACAP"), as of January 18, 2000.


                            NON-MONEY MARKET FUNDS

D. The prospectuses which include Investor A Shares for each non-Money Market Fund (except Nations Equity Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund) are hereby supplemented by:

      1. Deleting the eleventh and fourteenth bullet point paragraphs under the section entitled "About your investment -- When you might not have to pay a sales charge -- Front-end sales charges," and inserting the following:

         o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

         o registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

     2. Adding the following paragraph as the second to last paragraph under the section entitled "About your investment -- When you might not have to pay a sales charge -- Front-end sales charges:"

         In addition, you can buy Investor A Shares without paying a sales charge if you buy the shares with proceeds from the redemption of shares of a nonaffiliated mutual fund as long as the redemption of the nonaffiliated fund shares occurred within 45 days prior to the purchase of the Investor A Shares. We must receive a copy of the confirmation of the redemption transaction in order for you to avoid paying the sales charge.

E. The prospectuses for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are hereby supplemented by:

      1. Adding the following bullet point paragraph at the end of the section entitled "About the Index Funds -- Nations Managed Value Index Fund -- Risks and other things to consider:"

         Proposed reorganization -- On December 9, 1999, the Board of Trustees of Nations Fund Trust approved an Agreement and Plan of Reorganization (the "Plan"). Under the Plan, Nations Managed Index Fund, a series of Nations Fund Trust, will acquire all of the assets of Nations Managed Value Index Fund, also a series of Nations Fund Trust, in exchange for corresponding shares of equal value of Nations Managed Index Fund and the assumption by Nations Managed Index Fund of all liabilities of Nations Managed Value Index Fund. If this Plan is approved by shareholders of Nations Managed Value Index Fund at a special meeting of shareholders that will likely be called for late April 2000, the reorganization is expected to occur in mid-May 2000.

      2. Adding the following bullet point paragraph at the end of the section entitled "About the Index Funds -- Nations Managed SmallCap Value Index Fund -- Risks and other things to consider:"

         Proposed reorganization -- On December 9, 1999, the Board of Trustees of Nations Fund Trust approved an Agreement and Plan of Reorganization (the "Plan"). Under the Plan, Nations Managed SmallCap Index Fund, a series of Nations Fund Trust, will acquire all of the assets of Nations Managed SmallCap Value Index Fund, also a series of Nations Fund Trust, in exchange for corresponding shares of equal value of Nations Managed SmallCap Index Fund and the assumption by Nations Managed SmallCap Index Fund of all liabilities of Nations Managed SmallCap Value Index Fund. If this Plan is approved by shareholders of Nations Managed SmallCap Value Index Fund at a special meeting of shareholders that will likely be called for late April 2000, the reorganization is expected to occur in mid-May 2000.

F. As of January 18, 2000, the prospectuses for Nations Value Fund, Nations Balanced Assets Fund, Nations Equity Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Equity Income Fund, Nations Disciplined Equity Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, and Nations Small Company Growth Fund are hereby supplemented by:

      1. deleting the reference to Structured Products Management Team for Nations Equity Income Fund and Nations Disciplined Equity Fund under the sections entitled "About the Equity Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," and inserting Growth Strategies Team in its place.


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      2. deleting the reference to Core Growth Management Team for Nations
         Capital Growth Fund under the sections entitled "About the Equity Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," and inserting Growth Strategies Team in its place.

      3. deleting the reference to Strategic Growth Management Team for Nations Emerging Growth Fund under the sections entitled "About the Equity Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," and inserting Growth Strategies Team in its place.

      4. deleting the reference to Strategic Growth Management Team for Nations Small Company Growth Fund under the sections entitled "About the Equity Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," and inserting SmallCap Strategies Team in its place.

      5. deleting the reference to Structured Products Management Team for Nations Equity Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund under the sections entitled "About the Index Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," and inserting Quantitative Strategies Team in its place.

      6. deleting the reference to Value Management Team for Nations Value Fund under the sections entitled "About the Equity Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," and inserting Value Strategies Team in its place.

      7. deleting the reference to Value Management Team for Nations Balanced Assets Fund under the sections entitled "About the Balanced Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," and inserting Investment Strategies Team in its place.

G. The prospectuses for each of the non-Money Market Funds are hereby supplemented by:

      1. Changing the references in the second call-out sentence and corresponding paragraph under the section entitled "How the Funds are managed -- Other service providers,"and all corresponding references throughout the prospectuses, from First Data Investor Services Group, Inc. ("First Data") to PFPC Inc. ("PFPC") and the listed address to 400 Bellevue Parkway, Wilmington, Delaware 19809.

      2. Changing all references throughout the prospectuses from TradeStreet Investment Associates, Inc. ("TradeStreet") to Banc of America Capital Management, Inc. ("BACAP"), as of January 18, 2000.

H. As of February 14, 2000, the prospectuses for Nations U.S. Government Bond Fund and Nations Strategic Equity Fund are hereby supplemented by replacing all references to Boatmen's Capital Management, Inc. ("Boatmen's") as investment sub-adviser to U.S. Government Bond Fund and Bank of America Investment Management ("BAIM") as investment sub-adviser to Nations Strategic Equity Fund with Banc of America Capital Management, Inc. ("BACAP"). In addition, as of the same date, substituting a reference in the sections entitled "About the Equity Funds -- About the sub-adviser" and "How the Funds are managed -- Investment sub-advisers" to reflect that BACAP's Fixed Income Management Team makes the day-to-day investment decisions for Nations U.S. Government Bond Fund and that BACAP's Growth Strategies Team makes the day-to-day investment decisions for Nations Strategic Equity Fund.

I. The prospectuses for Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Managed SmallCap Index Fund, Nations Diversified Income Fund, Nations Strategic Equity Fund, Nations Strategic Fixed Income Fund, Nations Small Company Growth Fund and Nations Capital Income Fund are hereby supplemented as follows:

      1. Changing all references throughout the prospectuses from Nations Emerging Growth Fund to Nations MidCap Growth Fund, as of March 15, 2000.

      2. Changing all references throughout the prospectuses from Nations Disciplined Equity Fund to Nations Aggressive Growth Fund, as of April 17, 2000.

      3. Changing all references throughout the prospectuses from Nations Equity Index Fund to Nations LargeCap Index Fund, as of March 15, 2000.

      4. Changing all references throughout the prospectuses from Nations Managed SmallCap Index Fund to Nations SmallCap Index Fund, as of May 12, 2000.

      5. Changing all references throughout the prospectuses from Nations Diversified Income Fund to Nations Strategic Income Fund, as of March 15, 2000.

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      6. Changing all references throughout the prospectuses from Nations
         Strategic Equity Fund to Nations Strategic Growth Fund, as of February 14, 2000.

      7. Changing all references throughout the prospectuses from Nations Strategic Fixed Income Fund to Nations Investment Grade Bond Fund, as of March 15, 2000.

      8. Changing all references throughout the prospectuses from Nations Small Company Growth Fund to Nations Small Company Fund, as of March 15, 2000.


      9. Changing all references throughout the prospectuses from Nations Capital Income Fund to Nations Convertible Securities Fund, as of March 15, 2000.

J. The prospectuses for Nations Disciplined Equity Fund, Nations Managed SmallCap Index Fund and Nations U.S. Government Bond Fund are hereby supplemented by replacing the discussion of each Fund under the section entitled "About the Funds," with the attached for each respective Fund as of February 14, 2000 for Nations U.S. Government Bond Fund, April 17, 2000 for Nations Disciplined Equity Fund and May 12, 2000 for Nations Managed SmallCap Index Fund. In the case of Nations U.S. Government Bond Fund, the attached reflects changes to the Fund's investment strategies. In the case of Nations Disciplined Equity Fund and Nations Managed SmallCap Index Fund, the attached reflects changes to the name, investment objective, investment strategies and stated risks of each Fund. Please also note that, effective April 17, 2000, Nations Disciplined Equity Fund will compare its performance to the Russell 1000 Growth index, an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth relative to the Russell 1000 index as a whole.

K. As of January 18, 2000, the prospectuses for the LifeGoal Portfolios are hereby supplemented by substituting a reference in the sections entitled "About the LifeGoal Portfolios -- About the sub-adviser" and "How the Portfolios are managed -- Investment sub-advisers -- TradeStreet Investment Associates, Inc.," to reflect that BACAP's Investment Strategies Team makes the day-to-day investment decisions for each of the LifeGoal Portfolios. In addition, with respect to the underlying Nations Funds that a LifeGoal Portfolio may invest in, references to a Fund name, investment sub-adviser or management team are changed as appropriate to reflect the changes set forth above.


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ABOUT THE EQUITY FUND
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             About the sub-adviser



             Banc of America Capital Management, Inc. (BACAP) is this Fund's sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

 NATIONS AGGRESSIVE GROWTH FUND


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        INVESTMENT OBJECTIVE
        This Fund seeks capital appreciation.



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        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 65% of its assets in common stocks of large and medium-sized U.S. companies. These companies typically have a market capitalization of $500 million or more.


 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.


 The management team uses a combination of fundamental and quantitative analysis to help construct a portfolio of 50 to 75 securities of companies diversified across industry sectors. The team's investment process begins with a review of all major U.S. companies with a market capitalization of $500 million or more with the goal of discovering potential industry leaders.


 When selecting investments, the team looks for securities it believes are attractively priced with increasing earnings. It uses quantitative analysis, which is an analysis of a company's financial information, and fundamental analysis to:

      o identify companies with above-average growth potential, a strong competitive position and effective management strategies; and

      o identify companies presenting tactical opportunities, such as companies likely to experience cyclical profit recovery or exhibiting structural change


 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains it distributes to shareholders. For example, the team:

      o will focus on long-term investments to try and limit the number of buy and sell transactions

      o will try to sell securities that have the lowest tax burden on shareholders

      o may offset capital gains by selling securities to realize a capital loss

      o  will invest primarily in securities with lower dividend yields

      o  may use options instead of selling securities


 While the Fund tries to manage capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.


 The team may sell a security when it forecasts a decline in industry profitability, it believes a company's competitive position erodes significantly, management strategies prove ineffective or a company's price exceeds a reasonable value.

                                       5

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        RISKS AND OTHER THINGS TO CONSIDER
        Nations Aggressive Growth Fund has the following risks:

      o INVESTMENT STRATEGY RISK -- The team uses quantitative and fundamental analysis to select securities it believes are attractively priced with increased earnings. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.


      o STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in the U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.



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ABOUT THE INDEX FUND
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             ABOUT THE SUB-ADVISER

             Banc of America Capital Management, Inc. (BACAP) is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.



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             WHAT IS AN INDEX FUND?


             Index funds use a "passive" or "indexing" investment approach, which attempts to duplicate the performance of a specific market index.


             Correlation measures how closely a fund's returns match those of an index. A perfect correlation of 1.0 means that the net asset value of the fund increases or decreases in exact proportion to changes in the index.



 NATIONS SMALLCAP INDEX FUND


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        INVESTMENT OBJECTIVE
        This Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600).



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        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 common stocks weighted by market capitalization. It is not available for investment.


 The Fund may buy stock index futures and other financial futures as substitutes for the underlying securities in the S&P SmallCap 600.


 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.


 Different common stocks have different weightings in the S&P SmallCap 600, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P SmallCap 600, the management team will try to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P SmallCap 600, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P SmallCap 600.


 The team generally will try to match the composition of the S&P SmallCap 600 as closely as possible. The team starts with the stocks that make up a larger portion of the value of the S&P SmallCap 600. It may not always invest in stocks that make up the smaller percentages because it may be more difficult and costly to make relatively small transactions. The team may remove a stock from the Fund's holdings or not invest in a stock if it believes that the stock is not liquid enough, or for other reasons. The team can substitute stocks that are not included in the S&P SmallCap 600, if it believes these stocks have similar characteristics.


 The Fund tries to achieve a correlation of at least 0.95 with the S&P SmallCap 600 on an annual basis (before fees and expenses). The Fund's ability to track the S&P SmallCap 600 is affected by transaction costs and other expenses, changes in the composition of the S&P SmallCap 600, changes in the number of shares issued by the companies represented in the S&P SmallCap 600, and by the timing and amount of shareholder purchases and redemptions, among other things.


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 Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The management team tries to minimize these costs for the Fund by using program trades and crossing networks.

 The team may sell a stock when its percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.



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        RISKS AND OTHER THINGS TO CONSIDER
        Nations SmallCap Index Fund has the following risks:

      o INVESTMENT STRATEGY RISK - This Fund tries to match (before fees and expenses) the returns of the S&P 600, and is not actively managed. There is no assurance that the returns of the Fund will match the returns of the S&P 600. The value of the Fund will rise and fall with the performance of the S&P 600.
      o STOCK MARKET RISK - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 600 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.
      o FUTURES RISK - This Fund may use futures contracts as a substitute for the securities included in the index. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.


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ABOUT THE FIXED INCOME FUND
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             ABOUT THE SUB-ADVISER
             Banc of America Capital Management, Inc. (BACAP) is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.



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             MORTGAGE-BACKED SECURITIES
             This Fund invests in mortgage-backed securities. Mortgage-backed securities tend to pay higher income than U.S. Treasury bonds and other government-backed bonds with similar maturities, but also have specific risks associated with them. They pay a monthly amount that includes a portion of the principal on the underlying mortgages, as well as interest.



 NATIONS U.S. GOVERNMENT BOND FUND

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        INVESTMENT OBJECTIVE
        This Fund seeks total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.


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        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in U.S. government obligations and repurchase agreements secured by these securities.


     It may also invest in:

      o  mortgage-related securities issued by governments or corporations

      o asset-backed securities or municipal securities rated investment grade at the time of investment, or unrated if the portfolio management team believes they are of comparable quality to investment grade securities at the time of investment

      o corporate debt securities, including bonds, notes and debentures rated investment grade at the time of investment, or unrated if the portfolio management team believes they are of comparable quality to investment grade securities at the time of investment


 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.


 Normally, the Fund's average dollar-weighted maturity will be between five and 30 years.


     When selecting individual investments, the portfolio management team:

      o looks at a fixed income security's potential to generate both income and price appreciation

      o allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities, based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

      o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons and expected timing of cash flows


 The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, or for other reasons.


                                       9
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        RISKS AND OTHER THINGS TO CONSIDER

        Nations U.S. Government Bond Fund has the following risks:

      o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the team expects, or will fall.

      o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations.

      o DERIVATIVES RISK - This Fund may invest in derivatives. There is a risk that these investments could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      o CHANGING DISTRIBUTION LEVELS - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      o PREPAYMENT AND EXTENSION RISK - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed securities that have lower yields.


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